Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2014
Parent Company Only Financial Statements
Parent Company Only Financial Statements

25. Parent Company Only Financial Statements

        The following balance sheets, statements of income and statements of cash flows for Veritex Holdings, Inc. should be read in conjunction with the consolidated financial statements and the notes thereto.

Balance Sheets

	December 31,
	2014	2013
Assets
Cash and cash equivalents	$27,399	$2,018
Investment in subsidiaries	93,897	72,579
Other assets	232	300

Total assets	$121,528	$74,897

Liabilities and Stockholders' Equity
Other liabilities	$142	$586
Other borrowings	8,074	8,072

Total liabilities	8,216	8,658

Stockholders' equity
Preferred stock	8,000	8,000
Common stock	95	58
Additional paid-in capital	97,469	55,303
Retained earnings	8,047	2,922
Unallocated Employee Stock Ownership Plan Shares	(401)	—
Treasury stock	(70)	(70)
Accumulated other comprehensive income	172	26

Total stockholders' equity	113,312	66,239

Total liabilities and stockholders' equity	$121,528	$74,897

Statements of Income

	Years Ended December 31,
	2014	2013
Interest income:
Other	$2	$2
Interest expense:
Interest on borrowings	379	63

Net interest expense	(377)	(61)
Noninterest expense:
Salaries and employee benefits	162	162
Professional fees	212	76
Other	17	—

Total noninterest expense	391	238

Loss before income tax benefit and equity in undistributed
Income of subsidiaries	(768)	(299)
Income tax benefit	(256)	(102)

(Loss) Income before equity in undistributed income of subsidiaries	(512)	(197)
Equity in undistributed income of subsidiaries	5,717	3,605

Net income	$5,205	$3,408

Statements of Cash Flows

	Years Ended December 31,
	2014	2013
Cash flows from operating activities:
Net income	$5,205	$3,408
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of debt costs	2	—
Equity in undistributed net income of Bank	(5,717)	(3,605)
Decrease in other assets	68	389
(Decrease) increase in other liabilities	(444)	580

Net cash (used in) provided by operating activities	(886)	772

Cash flows from investing activities:
Capital investment in subsidiaries	(15,000)	(6,000)

Net cash used in investing activities	(15,000)	(6,000)

Cash flows from financing activities:
Sale of common stock in initial public offering, net of offering cost of $4,574	35,791	—
Proceeds from issuance of common stock, net	5,438	1,210
Purchase of common stock held in treasury	—	(70)
Proceeds from Payments on ESOP Loan	118	—
Dividends paid on preferred stock	(80)	(60)
Issuance of subordinated notes	—	5,000

Net cash provided by financing activities	41,267	6,080

Net increase in cash and cash equivalents	25,381	852
Cash and cash equivalents at beginning of year	2,018	1,166

Cash and cash equivalents at end of year	$27,399	$2,018